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                                December 29, 2005


EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

            Re:   Heritage Series Trust
                  File Nos. 33-57986 and 811-7470
                  Post-Effective Amendment No. 38
                  -------------------------------

Dear Sir or Madam:

      Pursuant to Section 8(c) of the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Series Trust ("Trust") is Post-Effective Amendment No. 38 to the Trust's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

      The purposes of this filing are to (1) include the Trust's financial statements for the fiscal year ended October 31, 2005 in its Registration Statement, (2) update other information and make other non-material changes to the Trust's prospectus and statement of additional information and (3) respond to comments provided by the Staff of the Securities and Exchange Commission on PEA No. 37.

      If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                                Very truly yours,

                                                /s/David Joire

                                                David Joire

Attachments

cc:  Matthew J. Calabro
      Heritage Asset Management, Inc.